Leasing Arrangements (Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Leasing Arrangements [Abstract]
Number of years remaining on current lease agreements high end of range	39
Accumulated deferred taxes arising from leveraged leases	$ 1.6	$ 2.0
Rent expense under operating leases	$ 2.5	$ 2.5	$ 2.5